SHARE BASED COMPENSATION - Assumptions Used in the Valuation Model (Details) - Options	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Assumptions used in the valuation model
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected volatility (as a percent)	63.00%	50.00%	71.00%
Expected term	6 years 29 days	3 months	6 years 3 months
Risk-free interest rate (as a percent)	1.98%	0.72%	1.70%